UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:

/s/ Robert Horwitz          Saddle River, New Jersey         August 13, 2004
-----------------------    ---------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $163,581
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
28-10537                                  RH Capital Associates Number One, L.P.

                                                  FORM 13F INFORMATION TABLE
            Col 1                 Col 2         Col 3     Col 4          Col 5          Col 6   Col 7          Col 8
                                                                                                          Voting Authority
                                                                                                          ----------------
                                                          Value    Shares/  Sh/  Put/  Invstmt  Other
       Name of Issuer         Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Mngrs  Sole     Shared  None
       --------------         --------------    -----    --------  -------  ---  ----  -------  -----  ----     ------  ----
BARR PHARMACEUTICALS INC      COM             068306109    2393      71000  SH           Sole            71000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109     198      10073  SH           Sole            10073
CAREMARK RX INC               COM             141705103   14329     435000  SH           Sole           435000
CLEAR CHANNEL COMMUNICATIONS  COM             184502102   10161     275000  SH           Sole           275000
CORINTHIAN COLLEGES INC       COM             218868107    6185     250000  SH           Sole           250000
DANIELSON HLDG CORP           COM             236274106    1246     180278  SH           Sole           180278
DREW INDS INC                 COM NEW         26168L205    8539     209800  SH           Sole           209800
DST SYS INC DEL               COM             233326107    6261     130200  SH           Sole           130200
FIRST CASH FINL SVCS INC      COM             31942D107     541      25424  SH           Sole            25424
FOOT LOCKER INC               COM             344849104   16785     689600  SH           Sole           689600
GLENAYRE TECHNOLOGIES INC     COM             377899109     694     301697  SH           Sole           301697
INTERACTIVE CORP              COM             45840Q101    2442      81020  SH           Sole            81020
INAMED CORP                   COM             453235103    1531      24374  SH           Sole            24374
INFO USA INC NEW              COM             456818301    1861     183548  SH           Sole           183548
LIBERTY MEDIA CORP NEW        COM SER A       530718105    1969     219000  SH           Sole           219000
LTX CORP                      COM             502392103    3800     351529  SH           Sole           351529
MODEM MEDIA INC               CL A            607533106     119      22700  SH           Sole            22700
NATL MED HEALTH CARD SYS      COM NEW         636918302    3760     139721  SH           Sole           139721
NATURES SUNSHINE PRODUCTS IN  COM             639027101     534      37500  SH           Sole            37500
OMNICARE INC                  COM             681904108    2256      52700  SH           Sole            52700
PEREGRINE SYS                 COM             71366Q200   25304    1297650  SH           Sole          1297650
PMI GROUP INC                 COM             69344M101    4122      94710  SH           Sole            94710
RADWARE LTD                   ORD             M81873107    4277     250986  SH           Sole           250986
POLO RALPH LAUREN CORP        CL A            731572103    8413     244200  SH           Sole           244200
RPM INTL INC                  COM             749685103    5060     332900  SH           Sole           332900
SEEBEYOND TECHNOLOGIES CORP   COM             815704101    2259     599087  SH           Sole           599087
SILGAN HOLDINGS INC           COM             827048109    6009     149081  SH           Sole           149081
SUMTOTAL SYS INC              COM             866615107     552      84997  SH           Sole            84997
TECNOMATIX TECHNOLOGIES LTD   ORD             M8743P105     394      29974  SH           Sole            29974
TYCO INTL LTD NEW             COM             902124106    9677     292000  SH           Sole           292000
VITALWORKS INC                COM             928483106     404     116666  SH           Sole           116666
VITRIA TECHNOLOGY             COM NEW         92849Q401     765     249300  SH           Sole           249300
XEROX CORP                    COM             984121103     725      50000  SH           Sole            50000
AMERICA MOVIL SA DE CV        SPON ADR L SHS  02364W105    9092     250000  SH           Sole           250000
METAMOR WORLDWIDE 2.94%       CNV             59133PAA8     924    2239000  PRN          Sole          2239000
                                                         163581

42255.0001 #505072